ROPES & GRAY LLP
PRUDENTIAL TOWER
800 BOYLSTON STREET
BOSTON, MA 02199-3600
WWW.ROPESGRAY.COM

June 12, 2018	Kathleen M. Nichols
T +1 617 854 2418
Kathleen.Nichols@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:                             PNC Funds (the “Trust”) (Registration Nos. 811-04416 and 033-00488)

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the form of the Prospectus and Statement of Additional Information for Class R6 shares of PNC International Equity Fund, PNC Multi-Factor Small Cap Core Fund, and PNC Multi-Factor Small Cap Growth Fund, that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, each series of the Trust would not have differed from that contained in Post-Effective Amendment No. 134 to the Trust’s Registration Statement under the Securities Act and Amendment No. 135 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (“Amendment No. 134/135”), as filed electronically with the Commission on June 8, 2018.  Amendment No. 134/135 became effective on June 11, 2018.

Please direct any questions regarding this filing to me at (617) 854-2418.  Thank you for your attention in this matter.

Sincerely,

/s/ Kathleen M. Nichols

Kathleen M. Nichols

cc:                                Thomas R. Rus

Mallory L. Bivens

Jeremy C. Smith, Esq.